INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Intangible Assets
INTANGIBLE ASSETS

Intangible assets are summarized as follows:

		March 31, 2016	December 31, 2015
Amortized	Amortization Lives	Cost	Cost
Developed Technology	7	$3,000,000	$3,000,000
Trademark	5	700,000	700,000
Total		3,700,000	3,700,000
Less Accumulated Amortization		(568,572)	(426,429)
Net		3,131,428	3,273,571

Non Amortized
Goodwill		6,455,645	6,455,645

Total		$9,587,073	$9,729,216

Amortization expense related to intangible assets for the three months ended March 31, 2016 and 2015 was $142,143 and $0, respectively.

Expected future amortization of intangible assets as of March 31, 2016, is as follows:

Year ending December 31,	Estimated Amortization Expense
2016	$427,000
2017	569,000
2018	569,000
2019	569,000
2020	464,000
Thereafter	534,000
$3,132,000

Intangible assets are summarized as follows:

		2015	2014
Amortized	Amortization Lives	Cost	Cost
Developed Technology	7	$ 3,000,000	$ --
Trademark	5	700,000	--
Total		3,700,000	--
Less Accumulated Amortization		(426,429)	--
Net		3,273,571	--

Non Amortized
Goodwill		6,455,645	--

Total		$9,729,216	--

Amortization expense related to intangible assets for the years ended December 31, 2015 and 2014 was $426,429 and $0, respectively.

Expected future amortization of intangible assets as of December 31, 2015, is as follows:

Year ending December 31,	Estimated Amortization Expense
2016	$ 569,000
2017	569,000
2018	569,000
2019	569,000
2020	464,000
Thereafter	534,000
$ 3,274,000